I-ICE STAT SUP-1 043014

Statutory Prospectus Supplement dated April 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco International Core Equity Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
W. Lindsay Davidson	Portfolio Manager	1998
Brian Nelson	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Erik Esselink, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2007.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1984. Effective on or about September 1, 2014, W. Lindsay Davidson will no longer serve as Portfolio Manager to the Fund.

•	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2004.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

I-ICE STAT SUP-1 043014

AIMF STAT SUP-1 043014

Statutory Prospectus Supplement dated April 30, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO INTERNATIONAL CORE EQUITY FUND – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
W. Lindsay Davidson	Portfolio Manager	1998
Brian Nelson	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco International Core Equity Fund” in the statutory prospectus:

•	“Erik Esselink, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco Asset Management and/or its affiliates since 2007.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1984. Effective on or about September 1, 2014, W. Lindsay Davidson will no longer serve as Portfolio Manager to the Fund.

•	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2004.

The portfolio managers are assisted by investment professionals from Invesco’s Global Core Equity Team. Members of the team may change from time to time.”

AIMF STAT SUP-1 043014